Pension and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in the balance sheet:
Accumulated postretirement benefits obligation, current	$ (27,247)	$ (24,753)
Accumulated postretirement benefits obligation, long-term	(550,671)	(451,348)
Changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss
Current year net actuarial loss	105,340
Current year prior service cost	478
Amortization of actuarial loss	(20,105)
Amortization of prior service cost (credit)	689
Total	86,402
Deferred income taxes	(33,200)	(2,200)	(44,200)
Total recognized in other comprehensive (income) loss, net of taxes	53,224	5,280	28,513
Pension Benefits
Pension and Other Employee Benefits
Accumulated benefit obligation	246,021	235,727
Change in projected benefit obligation:
Benefit obligation at beginning of year	250,005	226,580
Service cost	5,163	4,419	4,154
Interest cost	12,576	12,906	12,458
Actuarial loss	5,895	16,338
Benefits paid	(11,027)	(10,238)
Plan amendments	375
Plan settlements	(4,207)
Benefit obligation at end of year	258,780	250,005	226,580
Change in plan assets:
Fair value of plan assets at beginning of year	191,736	160,944
Actual gain on plan assets	1,163	21,270
Employer contributions	24,871	19,760
Plan settlements	(4,207)
Benefits paid	(11,027)	(10,238)
Fair value of plan assets at end of year	202,537	191,736	160,944
Unfunded status of the plan	(56,243)	(58,269)
Amounts recognized in the balance sheet:
Other current liabilities	(5,083)	(8,892)
Other long-term liabilities	(51,160)	(49,377)
Net amount recognized	(56,243)	(58,269)
Amounts recognized in accumulated other comprehensive income, pre-tax
Prior service cost	1,290	1,187
Net actuarial loss	106,479	96,090
Net amount recognized	107,769	97,277
Components of net periodic benefit cost:
Service cost	5,163	4,419	4,154
Interest cost	12,576	12,906	12,458
Expected return on plan assets	(15,717)	(13,076)	(11,304)
Amortization of prior service cost (credit)	272	304	304
Amortization of net actuarial loss	8,252	8,922	9,356
Settlement loss	1,807
Net periodic benefit cost for continuing operations	12,353	13,475	14,968
Estimated portion of net prior service cost and net actuarial loss remaining in accumulated other comprehensive income that is expected to be recognized as a component of net periodic benefit cost in 2012
Prior service cost	256
Net actuarial loss	9,252
Net amount to be recognized	9,508
Changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss
Current year net actuarial loss	20,544
Current year prior service cost	374
Amortization of actuarial loss	(10,059)
Amortization of prior service cost (credit)	(272)
Total	10,587
Deferred income taxes	(4,037)
Total recognized in other comprehensive (income) loss, net of taxes	6,550
Weighted average assumptions used to determine benefit obligations:
Discount rate (as a percent)	5.02%	5.30%	5.90%
Rate of compensation increase (as a percent)	3.70%	3.70%	3.70%
Weighted average assumptions used to determine net periodic cost:
Discount rate (as a percent)	5.30%	5.90%	6.50%
Expected return on plan assets (as a percent)	7.75%	8.25%	8.90%
Rate of compensation increase (as a percent)	3.70%	3.70%	3.70%
Other Benefits
Pension and Other Employee Benefits
Accumulated benefit obligation	577,918	476,101
Change in projected benefit obligation:
Benefit obligation at beginning of year	476,101	452,659
Service cost	6,160	3,014	3,049
Interest cost	25,140	26,040	23,294
Actuarial loss	84,796	16,594
Benefits paid	(21,813)	(22,732)
Plan amendments	104
Business combinations	7,430
Other		526
Benefit obligation at end of year	577,918	476,101	452,659
Change in plan assets:
Employer contributions	21,813	22,732
Benefits paid	(21,813)	(22,732)
Unfunded status of the plan	(577,918)	(476,101)
Amounts recognized in the balance sheet:
Accumulated postretirement benefits obligation, current	(27,247)	(24,753)
Accumulated postretirement benefits obligation, long-term	(550,671)	(451,348)
Net amount recognized	(577,918)	(476,101)
Amounts recognized in accumulated other comprehensive income, pre-tax
Prior service cost	9,916	8,852
Net actuarial loss	275,049	200,299
Net amount recognized	284,965	209,151
Components of net periodic benefit cost:
Service cost	6,160	3,014	3,049
Interest cost	25,140	26,040	23,294
Amortization of prior service cost (credit)	(961)	(2,098)	(1,950)
Amortization of net actuarial loss	10,046	14,522	6,440
Net periodic benefit cost for continuing operations	40,385	41,478	30,833
Estimated portion of net prior service cost and net actuarial loss remaining in accumulated other comprehensive income that is expected to be recognized as a component of net periodic benefit cost in 2012
Prior service cost	1,045
Net actuarial loss	14,725
Net amount to be recognized	15,770
Changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss
Current year net actuarial loss	84,796
Current year prior service cost	104
Amortization of actuarial loss	(10,046)
Amortization of prior service cost (credit)	961
Total	75,815
Deferred income taxes	(29,141)
Total recognized in other comprehensive (income) loss, net of taxes	$ 46,674
Weighted average assumptions used to determine benefit obligations:
Discount rate (as a percent)	5.14%	5.35%	5.90%
Weighted average assumptions used to determine net periodic cost:
Discount rate (as a percent)	5.35%	5.90%	6.50%